Notes to the Profit or Loss Statement - Summary Of Regional Distribution of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Germany [member]
Summary of Regional Distribution of Revenue [Line Items]
Revenues	€ 0	€ 0	€ 145,000
Europe and Asia [member]
Summary of Regional Distribution of Revenue [Line Items]
Revenues	23,328,000	8,640,000	39,322,000
USA and Canada [member]
Summary of Regional Distribution of Revenue [Line Items]
Revenues	156,284,000	319,058,000	32,288,000
Revenues	€ 179,611,844	€ 327,698,465	€ 71,755,303